Loss Per Share - Calculation of Earnings (Loss) Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Loss of the year attributable to Equity Holders	[1]	€ (26,512)	€ (17,204)	€ (28,632)
Weighted average number of shares outstanding		15,604,014	13,942,344	12,523,166
Earnings per share (non-fully diluted) in €		€ (1.70)	€ (1.23)	€ (2.29)
Outstanding warrants		2,136,556	1,488,006	1,292,380

[1]	For 2021, 2020 and 2019, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.